Issued share capital, share premium account and share options - Share options and share purchase arrangements (Details)	12 Months Ended
	Mar. 31, 2018 EUR (€) Options	Mar. 31, 2017 EUR (€) Options	Mar. 31, 2016 EUR (€) Options
Issued share capital, share premium account and share options
Maximum shares purchase under share options, percentage	5.00%
Outstanding at beginning of year (in shares) | Options	20,100,000	17,300,000	18,000,000
Exercised (in shares) | Options	0	0	(300,000)
Granted (in shares) | Options		3,000,000	100,000
Forfeited (in shares) | Options		(200,000)	(500,000)
Outstanding at end of year (in shares) | Options	20,100,000	20,100,000	17,300,000
Outstanding at beginning of year | €	€ 7.70	€ 6.97	€ 6.86
Exercised | €			2.56
Granted | €		12.00	11.38
Forfeited | €		9.42	6.25
Outstanding at end of year | €	€ 7.70	€ 7.70	€ 6.97